SUMMARY OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments		¥ 120,805	¥ 82,598
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments	[1]	120,805	82,598
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments

[1]	These short-term investments represent mainly company securities and structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.